SHARE-BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Stock-based compensation expense	$ 812	$ 1,428	$ 2,565	$ 996